Annual Fund Operating Expenses	12 Months Ended
	Dec. 31, 2012
Vanguard Tax-Managed Balanced Fund - Admiral Shares | Vanguard Tax-Managed Balanced Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares | Vanguard Tax-Managed Small-Cap Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.14%	[1]
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares | Vanguard Tax-Managed Small-Cap Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%	[1]
Vanguard Tax-Managed International Fund - Admiral Shares | Vanguard Tax-Managed International Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares | Vanguard Tax-Managed Capital Appreciation Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares | Vanguard Tax-Managed Growth and Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.08%
Vanguard Tax-Managed International Fund - Institutional Shares | Vanguard Tax-Managed International Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.07%
Vanguard Tax-Managed International Fund - ETF Shares | Vanguard Tax-Managed International Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares | Vanguard Tax-Managed Growth and Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares | Vanguard Tax-Managed Capital Appreciation Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

[1]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.